Income Taxes Components of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current State and Local Tax Expense (Benefit)	$ 14.7	$ 0.0	$ 0.0
Current Federal Tax Expense (Benefit)	655.3	594.4	460.2
Deferred State and Local Income Tax Expense (Benefit)	(11.2)	0.0	0.0
Deferred Federal Income Tax Expense (Benefit)	(47.7)	32.0	94.4
Income Tax Expense (Benefit)	$ 611.1	$ 626.4	$ 554.6